Income Taxes (Tables)	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Abstract]
Deferred income taxes

Significant components of the Company’s deferred tax assets at May 31, 2019 and August 31, 2018 are as follows:

	May 31, 2019	August 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$136,721	$131,871
Capitalized research and development	-------	-
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	138,684	133,834

Less: valuation allowance	(138,684)	(133,834)

Net deferred tax asset	$—	$—

Significant components of the Company’s deferred tax assets at August 31, 2018 and 2017 are as follows:

	Year Ended August 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$131,871	$174,156
Capitalized research and development	—	998
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	133,834	177,117

Less: valuation allowance	(133,834)	(177,117)

Net deferred tax asset	$—	$—

Income Tax Benefit
	May 31,
	2019	2018
Income tax benefit at statutory rate	$4,850	1,394
Change in valuation allowance	(4,850)	(1,394)
	$-	$-

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2018 and 2017:

	Year Ended August 31,
	2018	2017

Income tax benefit at statutory rate	$30,131	$2,867
Change in valuation allowance	(30,131)	(2,867)
	$—	$—